STOCK CAPITAL (Details Textual) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended						159 Months Ended	162 Months Ended				1 Months Ended					12 Months Ended	1 Months Ended			1 Months Ended				1 Months Ended			3 Months Ended	9 Months Ended	1 Months Ended					12 Months Ended	60 Months Ended	1 Months Ended						12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended				60 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended										1 Months Ended				12 Months Ended		0 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended		0 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended								2 Months Ended	12 Months Ended									1 Months Ended	2 Months Ended	12 Months Ended	2 Months Ended				12 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended											1 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended									12 Months Ended		1 Months Ended		1 Months Ended												0 Months Ended	1 Months Ended
	Aug. 31, 2013	Jul. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013	Mar. 31, 2014		Jan. 31, 2011	May 21, 2004	Jun. 30, 2004 Filing Service [Member]	Mar. 31, 2013 Legal Advisor [Member]	Jun. 30, 2011 Legal Advisor [Member]	Feb. 28, 2011 Legal Advisor [Member]	Feb. 28, 2010 Legal Advisor [Member]	Dec. 31, 2013 Legal Advisor [Member]	Oct. 31, 2007 Scientific Advisory Board [Member]	Apr. 30, 2009 Chief Technology Advisor [Member]	Apr. 05, 2009 Chief Technology Advisor [Member]	Jan. 31, 2010 Public Relations Advisor [Member]	Jan. 27, 2010 Convertible Promissory Note To Third Party [Member]	Mar. 05, 2007 Convertible Promissory Note To Third Party [Member]	Dec. 13, 2009 Convertible Promissory Note To Legal Advisor [Member]	Jan. 31, 2013 Consultants [Member]	Jun. 30, 2011 Consultants [Member]	Dec. 31, 2010 Consultants [Member]	Mar. 31, 2014 Consultants [Member]	Sep. 30, 2013 Consultants [Member]	Mar. 31, 2013 Service Provider [Member]	Jun. 30, 2011 Service Provider [Member]	Dec. 31, 2010 Service Provider [Member]	Jan. 31, 2010 Service Provider [Member]	Oct. 31, 2009 Service Provider [Member]	Dec. 31, 2013 Service Provider [Member]	Dec. 31, 2009 Service Provider [Member]	May 20, 2008 Financial Advisor [Member]	Jun. 30, 2011 Vested [Member]	Jun. 30, 2011 Vesting Twelve Equal Monthly Installment [Member]	Oct. 31, 2009 Service Provider One [Member]	Jul. 31, 2012 Placement Agent [Member]	May 31, 2010 Restricted Stock [Member] Public Relations Advisor [Member]	Dec. 31, 2011 Enrollment Of One Third Of Patients [Member]	Dec. 31, 2011 Enrollment Of All Patients [Member]	Dec. 31, 2011 Completion Of Study [Member]	Mar. 31, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Apr. 19, 2013 Director [Member]	Aug. 30, 2012 Director [Member]	Jun. 30, 2011 Director [Member]	Dec. 31, 2010 Director [Member]	Dec. 31, 2009 Director [Member]	Jun. 30, 2011 Director [Member] Restricted Stock [Member]	Aug. 31, 2008 Director [Member] Restricted Stock [Member]	Apr. 30, 2007 Director [Member] Restricted Stock [Member]	Jun. 30, 2006 Employee [Member]	Jun. 30, 2011 Director One [Member]	Dec. 31, 2010 Director One [Member]	Apr. 30, 2012 Former Chief Executive Officer [Member]	Jul. 31, 2011 Former Chief Executive Officer [Member]	Jan. 31, 2011 Former Chief Executive Officer [Member]	Jun. 30, 2009 Former Chief Executive Officer [Member]	Nov. 30, 2008 Former Chief Executive Officer [Member]	Oct. 31, 2007 Former Chief Executive Officer [Member]	Jul. 25, 2011 Former Chief Executive Officer [Member]	Apr. 30, 2013 Hadasit [Member]	Apr. 30, 2012 Hadasit [Member]	Jun. 30, 2011 Hadasit [Member]	Apr. 30, 2010 Hadasit [Member]	Dec. 31, 2013 Hadasit [Member]	Dec. 31, 2012 Hadasit [Member]	Apr. 13, 2014 Hadasit [Member] Subsequent Event [Member]	Dec. 31, 2011 Hadasit [Member] Restricted Stock [Member]	Apr. 30, 2013 Mr. Israeli [Member]	Apr. 30, 2012 Mr. Israeli [Member]	Jun. 30, 2011 Mr. Israeli [Member]	Apr. 30, 2010 Mr. Israeli [Member]	Dec. 31, 2013 Mr. Israeli [Member]	Dec. 31, 2012 Mr. Israeli [Member]	Apr. 13, 2014 Mr. Israeli [Member] Subsequent Event [Member]	Apr. 30, 2010 Prof Melamed [Member]	Nov. 30, 2011 Former Director [Member]	Aug. 31, 2012 Chief Executive Officer [Member]	Aug. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Jun. 30, 2009 Former Chief Financial Officer [Member]	Dec. 31, 2010 Scientific Board [Member]	Aug. 31, 2011 Scientific Board [Member] Restricted Stock [Member]	Nov. 30, 2011 Board [Member] Restricted Stock [Member]	Aug. 31, 2011 Mr. Schor [Member]	Aug. 31, 2011 Mr. Schor [Member] Restricted Stock [Member]	Apr. 19, 2013 Management [Member]	Aug. 31, 2012 Management [Member]	Jun. 30, 2010 Management [Member]	Dec. 31, 2013 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2012 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2010 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2004 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2012 Global Share Option Plan 2004 and U S Stock Option and Incentive Plan 2005 [Member]	Dec. 31, 2011 Global Share Option Plan 2004 and U S Stock Option and Incentive Plan 2005 [Member]	Dec. 31, 2008 Global Share Option Plan 2004 and U S Stock Option and Incentive Plan 2005 [Member]	Dec. 31, 2004 Global Share Option Plan 2004 and U S Stock Option and Incentive Plan 2005 [Member]	Dec. 31, 2004 Global Share Option Plan 2004 [Member]	Feb. 28, 2005 U S Stock Option and Incentive Plan [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member]	Dec. 31, 2004 U S Stock Option and Incentive Plan [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member] Scientific Advisory Board One [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member] Scientific Advisory Board Two [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member] Scientific Advisory Board Three [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member] Scientific Advisory Board Four [Member]	Dec. 31, 2011 Related Party [Member]	Jul. 17, 2012 Leader Underwriters (1993) Ltd [Member]	Feb. 28, 2013 Investor [Member]	Dec. 31, 2013 Prof. Israeli and Hadasit [Member]	Mar. 31, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2013 Common Stock [Member]		Dec. 31, 2012 Common Stock [Member]		Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]		Dec. 31, 2008 Common Stock [Member]		Apr. 25, 2014 Unregistered Shares Of Common Stock [Member] Subsequent Event [Member]	Jun. 30, 2004 Maximum [Member] Filing Service [Member]	Jun. 30, 2006 Maximum [Member] Employee [Member]	Dec. 31, 2010 Maximum [Member] Warrant [Member]	Dec. 31, 2010 Maximum [Member] Warrant Issued One [Member]	Jun. 30, 2004 Minimum [Member] Filing Service [Member]	Jun. 30, 2006 Minimum [Member] Employee [Member]	Dec. 31, 2010 Minimum [Member] Warrant [Member]	Dec. 31, 2010 Minimum [Member] Warrant Issued One [Member]	Feb. 28, 2013 Private Placement [Member]	Feb. 28, 2011 Private Placement [Member]	Feb. 28, 2010 Private Placement [Member]	Jan. 31, 2010 Private Placement [Member]	Jul. 31, 2007 Private Placement [Member]	Dec. 31, 2005 Private Placement [Member]	Sep. 30, 2005 Private Placement [Member]	Aug. 31, 2005 Private Placement [Member]	Feb. 28, 2005 Private Placement [Member]	Dec. 31, 2005 Private Placement [Member]	Dec. 31, 2004 Private Placement [Member]	Feb. 28, 2011 Private Placement [Member] Investment Agreement [Member]	Jul. 31, 2007 Private Placement [Member] Investment Agreement [Member]	Feb. 28, 2010 Private Placement [Member] Investor One [Member]	Feb. 28, 2010 Private Placement [Member] Investor Two [Member]	Feb. 28, 2010 Private Placement [Member] Investor Three [Member]	Mar. 31, 2011 Private Placement [Member] Cash [Member]	Feb. 28, 2011 Private Placement [Member] Cash [Member]	Mar. 31, 2011 Private Placement [Member] Common Stock [Member]	Feb. 28, 2011 Private Placement [Member] Common Stock [Member]	Feb. 28, 2011 Private Placement [Member] Warrant Issued One [Member] Investment Agreement [Member]	Jul. 31, 2007 Private Placement [Member] Warrant Issued One [Member] Investment Agreement [Member]	Feb. 28, 2011 Private Placement [Member] Warrant Issued Two [Member]	Feb. 28, 2011 Private Placement [Member] Warrant Issued Two [Member] Investment Agreement [Member]	Jul. 31, 2007 Private Placement [Member] Warrant Issued Two [Member] Investment Agreement [Member]	Aug. 16, 2013 Public Offering [Member]	Aug. 31, 2013 Public Offering [Member] Common Stock [Member]	Jul. 31, 2012 Public Offering [Member] Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues																																										216,666	260,000			100,000											476,666	960,000	400,000			400,000																								250,000					300,000	300,000	500,000		923,374			800,000										100,000	400,000		100,000	100,000	100,000	100,000	1,250,000							23,529,411					2,475,000					150,000				40,000					833,333	6,000,000		41,666,667					8,861,875	8,861,875			2,000,000	2,000,000	2,000,000											23,529,411	19,818,968
Increase In Number Of Shares Available For Issuance																																																																																																							9,000,000	5,000,000	5,000,000
Shares Reserved For Issuance Under Stock Option Plan																																																																																																										9,143,462
Unit Sold Comprised Of One Share and One Warrant																																																																																																																																												833,334			1,250,000				1,250,000	1,894,808
Units Sold																																																																																																																																																	187,500	312,500
Stock Based Compensation To Legal Advisor																$ 105,000
Price Per Unit																																																																																																																																																			$ 0.80
Warrants Exercisable Term																																																																																																																				30 month																								32 months							three years																				30 month
Stock Based Compensation Recorded In General and Administrative Expenses																		86,000			22,000				12,000										5,000	40,000	16,000	51,000	92,000	758,000				400,000									105,000	287,000	78,000		229,000		198,000	2,000	112,000	80,000		30,000	177,000	68,000		737,000							24,000							166,000	126,000			70,000	16,000	26,000									198,000
Proceeds from issuance of Common stock, net			0	250,000	3,576,000	5,023,000					20,918,000	20,918,000	[1]																																																																																																													2,496,000																		250,000	250,000	1,500,000	250,000		135,000	225,000		1,418,000	308,000				500,000	500,000	500,000											3,300,000	4,900,000
Common Stock Price Per Share																																																																																																																																																																							$ 0.29
Common Stock Purchase Price																																																																																																																																													$ 0.30																									$ 0.17
Common Stock, Value, Subscriptions																																																																																																																																																							3,600,000	5,000,000
Warrants Issued To Purchase Of Common Stock																																																																						33,334	33,334	33,334	33,334				1,500,000																									1,097,215														232,758																									641,026	3,000,000									19,222,500		1,000,000	1,000,000	1,000,000					12,815,000	10,083,333		6,407,500	20,166,667		17,647,058	14,864,228
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period																																																		0	20,000												483,333			483,333																																																					16,468,540	16,468,540		120,000		1,182,606		1,648,728	1,540,885		17,399																						946,834											946,834
Investment Warrants, Exercise Price																																													$ 0.348													$ 0.01												$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005				$ 0.001																																							$ 0.29																								$ 0.50	$ 0.39	$ 0.50	$ 0.50				$ 1.00	$ 2.50			$ 0.5										$ 0.20		$ 0.28	$ 0.29		$ 0.25
Warrant Expiry Term																																																																																																																																													one year		two-year					three-year												two years			one year
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																																																		0	5,726,666				400,000	800,000												1,000,000								60,000								300,000																																			112,742,177	112,742,177
Investment Options, Exercise Price																																																				$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15							$ 32		$ 0.20	$ 0.067	$ 0.15	$ 0.87								$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005			$ 0.00005			$ 0.26	$ 0.20	$ 0.29	$ 0.067																																											$ 0.75				$ 0.15																												$ 0.00005		$ 0.29
Number of options granted																																																				460,000	460,000	634,999											450,000	1,000,000												166,666	166,666	166,666	166,666						70,000	70,000	4,000,000	200,000
Common Stock Purchased From Issuance Of Warrants																																																										1,000,000																											1,097,215
Fair Value Assumptions, Weighted Average Volatility Rate																																																																																																																									140.00%
Fair Value Assumptions, Risk Free Interest Rate																																																																																																																																						3.14%				2.39%
Fair Value Assumptions, Expected Dividend Rate																																																																																																																									0.00%
Fair Value Assumptions, Expected Term																																																																																																																																						5 years 6 months	9 years			5 years	1 year
Compensation Expenses Filing Services																26,000
Compensation Expenses Amortization Period																12 months
Restricted Shares Price																																																																																																												$ 0.00005	$ 0.00005
Stock Issued During Period, Shares, Issued for Services																	193,696	180,000				80,000	1,800,000		50,000				216,000	400,000	1,100,000	90,000	450,000	400,000	10,870	200,000	60,000	150,000		3,045,508	90,000			1,250,000																																																									1,100,000
Legal Fees Payable																								180,000				217,000
Convertible Loans Introduction Fee																																									35,000
Interest and Debt Expense																																									36,000
Convertible Notes Payable																											150,000	135,000
Debt Instrument, Interest Rate, Effective Percentage																											8.00%	4.00%
Debt Instrument Principle With Interest																										189,000
Stock Issued During Period, Shares, Conversion of Convertible Securities									1,120,000										445,617	402,385						1,016,109																																																																																											126,111
Distribution Services Percentage																																																																																																																																													10.00%																6.00%		4.00%
Distribution Services Shares																																																																																																																																																														512,600
Distribution Services Value																																																																																																																																																												231,000
Stock Option Expire Date																																																																																																											Nov. 25, 2014			Mar. 28, 2015
Stock Warrant Expire Date																																																																																																																																																Nov. 05, 2013
Stock Repurchased and Retired During Period, Shares																																																																																										66,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																																																																					483,333
Stock Issued During Period, Value, Issued for Services																																					15,000																																																									15,000
Stock Option Expiration Term																																																							10 years	10 years										10 years		10 years
Exercise of options					8,000	137,000	243,000	77,000		3,000									137,000																																															32,000		150,000																						4,000																																	[2]		[2]	0		[2]		[2]
Stock Based Compensation Recorded In Research Development Expenses																						67,000	144,000						54,000	192,000																																												31,000																	60,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																																																																															3 years
Premium On Warrant Exercise Price Compared To Issuance Price																																													120.00%
Percentage Of Warrants Issued Out Of Shares Issued In Public Offering																																													3.00%
Warrants Issued To Placement Agent For Purchase Of Common Stock																																													493,966
Percentage of Corporate Finance Fee and Cash Fee on Gross Proceeds of Offering																																													7.00%
Common Stock Frequency Of Periodic Issuance																									monthly
Common Stock Periodic Issuance																									8,333
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																																																																																																760,000	885,000
Debt Instrument Interest Rate Effective Percentage In Year One																											10.00%
Amount Due To Investors														20,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Cancelled In Period																																																		0	4,272,500															516,667																																																					27,401,794	27,401,794																															5,460,666
Number Of Options Exercise Price Amended																																																												270,000
Share-based Compensation Allocated as Expense in the P&L			122,000	203,000	674,000	560,000					8,055,000	8,177,000	[1]
Number Of Warrants Vest Over Course Of Trails																																															500,000	500,000	500,000
Expenses Related To Shares and Options Granted To Service Providers					197,000	195,000
Common stock, par value (in dollars per share)			$ 0.00005		$ 0.00005	$ 0.00005					$ 0.00005	$ 0.00005			$ 0.00005																																																																																																																																																							$ 0.00005	$ 0.00005
Warrants To Purchase Common Stock Shares, Ratio																																																																																																																																																																						0.75	0.75
Amount raised in Public offering	4,000,000	5,700,000			2,497,000			400,000																																																																																																																		1,000																																												4,000,000	5,700,000
Stock Issued During Period, Value, Conversion of Convertible Securities																																																																																																																					200,000
Stock Based Compensation Will Be Recorded In General And Administrative Expenses																																																																																																175,000
Share Based Compensation Arrangement By Share Based Payment Award Number Of Options Available For Future Grant					8,310,937						8,310,937
Share Based Compensation Arrangement By Share Based Payment Award Remaining Options Vesting Period																																																																																									36 months
Proceeds from Issuance of Warrants					829,000
Warrants and Rights Outstanding			1,726,000		655,000	0					655,000	1,726,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																																										60,000								300,000																																				360,000
Shares Approved For Services																																																																																																			216,000	623,077	1,100,000
Research and Development Expense			$ 680,000	$ 522,000	$ 2,917,000	$ 1,770,000					$ 29,106,000 [3]	$ 29,786,000																																																																																							$ 54,000	$ 162,000	$ 220,000
Conversion of Stock, Shares Converted																																																																																																																																			5,831,031																																		11,662,059

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.
[2]	Represents an amount less than $1.
[3]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.